Schedule of Stock Options Valuation Assumptions (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Expected life (in years)	5 years 10 months 13 days	6 years 3 days	6 years	6 years
Risk-free interest rates	3.73%	1.86%	2.09%	1.32%
Volatility	89.34%	88.45%	88.35%	79.88%
Dividend yield	0.00%	0.00%	0.00%	0.00%